Operating segments (Details) ₽ in Millions	12 Months Ended			130 Months Ended
	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2017 segment
Disclosure of operating segments
Number of reportable segments | segment				2
Revenue	₽ 30,610	₽ 20,897	₽ 17,880
Profit/(loss) before tax	4,501	3,840	3,107
Net profit/(loss)	3,626	3,142	2,489
PS (Payment services)
Disclosure of operating segments
Revenue	26,649	20,133	17,846
CFS
Disclosure of operating segments
Revenue	558	105	1
SME
Disclosure of operating segments
Revenue	3,045	611
RB (Rocketbank)
Disclosure of operating segments
Revenue	180
CO
Disclosure of operating segments
Revenue	178	48	33
Operating segments
Disclosure of operating segments
Revenue	19,657	13,193	10,611
Profit/(loss) before tax	5,072	4,818	5,590
Net profit/(loss)	4,137	4,054	4,714
Operating segments | PS (Payment services)
Disclosure of operating segments
Revenue	16,497	12,580	10,583
Profit/(loss) before tax	11,552	8,795	6,454
Net profit/(loss)	9,529	7,543	5,612
Operating segments | CFS
Disclosure of operating segments
Revenue	385	9	(3)
Profit/(loss) before tax	(3,281)	(2,704)	(259)
Net profit/(loss)	(2,618)	(2,164)	(219)
Operating segments | SME
Disclosure of operating segments
Revenue	2,916	578
Profit/(loss) before tax	(898)	(190)
Net profit/(loss)	(776)	(171)
Operating segments | RB (Rocketbank)
Disclosure of operating segments
Revenue	(263)	(5)
Profit/(loss) before tax	(1,327)	(323)
Net profit/(loss)	(1,061)	(311)
Operating segments | CO
Disclosure of operating segments
Revenue	122	31	31
Profit/(loss) before tax	(974)	(760)	(605)
Net profit/(loss)	(937)	(843)	(679)
Material reconciling items, cost of revenue (exclusive of depreciation and amortization)
Disclosure of operating segments
Revenue	15,129	9,763	8,646
Material reconciling items, payroll and related taxes
Disclosure of operating segments
Revenue	(4,176)	(2,059)	(1,377)
Material reconciling items, amortization of fair value adjustments recorded on business combinations
Disclosure of operating segments
Profit/(loss) before tax	(369)	(344)	(396)
Net profit/(loss)	(369)	(344)	(396)
Material reconciling items, share-based payments
Disclosure of operating segments
Profit/(loss) before tax	(635)	(398)	(224)
Net profit/(loss)	(635)	(398)	(224)
Material reconciling items, foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering (Note 30)
Disclosure of operating segments
Profit/(loss) before tax	433	(236)	(975)
Net profit/(loss)	433	(236)	(975)
Material reconciling items, impairment of intangible assets recorded on acquisitions
Disclosure of operating segments
Profit/(loss) before tax			(878)
Net profit/(loss)			(878)
Material reconciling items, loss on disposal of subsidiaries, net
Disclosure of operating segments
Profit/(loss) before tax			(10)
Net profit/(loss)			(10)
Material reconciling items, effect from taxation
Disclosure of operating segments
Net profit/(loss)	₽ 60	₽ 66	₽ 258